Document And Entity Information	Aug. 18, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 18, 2023
Entity Registrant Name	COURSERA, INC.
Entity Emerging Growth Company	false
Entity File Number	001-40275
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-3560292
Entity Address, City or Town	Mountain View
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94041
City Area Code	650
Local Phone Number	963-9884
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	COUR
Security Exchange Name	NYSE
Entity Central Index Key	0001651562
Amendment Flag	false
Entity Address, Address Line One	381 E. Evelyn Ave.